INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of (Loss) Income before Income Taxes
For financial reporting pu
rposes, loss before income taxes includes the following components:

	Years Ended December 31,
	2021	2020	2019
Canada	$(870)	$(514)	$(578)
United States	(76,154)	(45,834)	(42,578)
Foreign	(106,806)	(10,247)	26,382
Loss before income taxes	$(183,830)	$(56,595)	$(16,774)

Components of Income Tax Expense
Income tax expense (benefit) includes income and withholding taxes incurred in the following jurisdictions:

	Years Ended December 31,
	2021	2020	2019
Current:
Canada	$—	$—	$—

United States	286	275	125
Foreign	5,945	7,520	23,734

	6,231	7,795	23,859

Deferred:
Canada	$—	$—	$—
United States	—	—	—
Foreign	4,311	15,297	(64,655)

	4,311	15,297	(64,655)

Total income tax expense (benefit)	$10,542	$23,092	$(40,796)

Schedule of Effective Income Tax Reconciliation
The reconciliation between income tax expense (benefit) from continuing operations and the income tax expense (benefit) that results from applying the Canadian federal statutory rate of 25% to consolidated pre-tax earnings is as follows:

	Years Ended December 31,
	2021	2020	2019

Income tax benefit at Canadian federal rate	$(45,958)	$(14,149)	$(4,194)
Earnings attributable to non-tax paying entities	3,438	3,650	3,502
Foreign rate differential	3,814	2,032	1,878
Change in valuation allowance	32,265	24,336	(45,037)
Effect of redemption of all outstanding Class C Units	18,825	—	—
Foreign withholding tax incurred	1,384	3,377	1,316
Withholding taxes on unrepatriated foreign earnings	(7,664)	(6,149)	(2,281)
Inflation adjustment	(2,374)	(1,285)	(1,824)
Permanent adjustments	4,154	2,959	3,322
Other—net	2,658	8,321	2,522

Total	$10,542	$23,092	$(40,796)

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Intangible assets	$11,346	$8,272
Fixed assets	19,510	12,980
Bad debt allowance	9,067	7,601
NOL, foreign tax credit and capital loss carryforwards	41,423	30,790
Accrued liabilities	11,147	11,661
Excess business interest expense	1,322	12,282
Equity-based compensation	4,324	3,484
Tower sale financing obligation	1,067	1,155
Operating lease liability	49,435	40,444
Other	5,787	4,206

Subtotal	$154,428	$132,875
Less: valuation allowance	(89,155)	(49,706)

Total net deferred tax assets	$65,273	$83,169

Contract asset	$(5,284)	$(5,631)
Right-of-use asset	(36,099)	(39,964)
Withholding taxes on unrepatriated foreign earnings	(298)	(7,967)

Total deferred tax liabilities	$(41,681)	$(53,562)

Net deferred tax asset	$23,592	$29,607

Classified on the balance sheet as:
Deferred tax asset	$23,890	$37,573
Deferred tax liability	$(298)	$(7,966)

	$23,592	$29,607

Open Tax Years by Jurisdiction
We are subject to taxation in Bolivia, New Zealand, the United States and Canada. As of December 31, 2021, the following are the open tax years by jurisdiction:

New Zealand	2016-2021
Bolivia	2015-2021
United States	2018-2021
Canada	2017-2021

Schedule of Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2021	2020	2019

Income and withholding tax paid	$12,027	$16,019	$11,874